Warrants (Details Narrative)			12 Months Ended
	Apr. 20, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options			1 year 3 months 3 days	2 years 1 month 2 days	2 years 4 months 6 days	2 years 4 months 6 days
Proceeds from exercise of warrants			$ 2,215	$ 1,208,249	$ 1,772,884
Losses on change in fair value of derivatives		$ 288,618	4,827	686,504	$ 15,616
Warrants issued | shares					813,616
Losses on change in fair value of derivatives			4,827	$ (686,504)	$ (1,590,762)	$ 472,899
Warrants carrying value					$ 163,162		$ 4,827	$ 163,162	$ 472,899
Fair value of warrants
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options			11 months 12 days	1 year 8 months 15 days	24 months	24 months
Weighted average remaining contractual life of outstanding share options					1 year 7 months 17 days	1 year 7 months 17 days
Proceeds from exercise of warrants					$ 15,000
Exercise price per share | $ / shares					$ 1.60
Warrants issued | shares					755,250
Expected dividend yield	0.00%		0.00%	0.00%	0.00%	0.00%
Expected volatility	100.96%				215.00%	215.00%
Risk-free interest rate	3.77%				0.16%	0.16%
Risk-free interest rate			2 years		2 years	2 years
Fair value of warrants	$ 216,777
Stock options [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield				0.00%	0.00%	0.00%
Expected volatility				111.00%	159.00%	159.00%
Risk-free interest rate				4.52%	0.89%	0.89%
Risk-free interest rate				5 months 4 days	1 year 6 months 21 days	1 year 6 months 21 days